MARKETABLE SECURITIES (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Investments, Debt and Equity Securities [Abstract]
Proceeds from maturity of marketable securities	$ 21,643	$ 15,825